Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment, Estimated Useful Lives

Classification	Estimated useful lives
Equipment	3-10 years
Servers	3-5 years
Office furniture, vehicles & logistics equipment	3-5 years
Portable power banks and charging boxes	3-5 years
Leasehold improvement	Shorter of expected lives of leasehold improvements and lease term
Software	10 years
Building	20 years

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination
Estimated average useful lives
Patent	10 years
Trademark	2-3 years
User base	2-3 years